Leases - Summary of Right of use Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Total ROU assets	$ 92,169	$ 46,696
Real estate [member]
Disclosure of quantitative information about right-of-use assets [line items]
Total ROU assets	92,159	46,696
Vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Total ROU assets	$ 10	$ 0